Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets [Abstract]
Common Stock, shares authorized	250,000,000	250,000,000	250,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	45,041,928	44,306,278	42,799,278
Common stock, shares outstanding	45,041,928	44,306,278	42,799,278